Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000147001 | JB Hi-Fi Ltd.8622498
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147001 | Unipol Gruppo SpA8622618
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147001 | FinVolution Group8622415
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147001 | Simplo Technology Co. Ltd.8622405
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147001 | Iveco Group NV8622616
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147001 | Credit Saison Co. Ltd.8622636
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147001 | Power Finance Corp. Ltd.8622604
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147001 | Celestica Inc.8622525
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147001 | Sankyo Co. Ltd.8622577
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147001 | Banca Monte dei Paschi di Siena SpA8622612
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147001 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147001 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147001 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147001 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147001 | China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147001 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147001 | India
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000147001 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000147001 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000147001 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147001 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000147001 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000147001 | Japan
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000147002 | JB Hi-Fi Ltd.8622498
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147002 | Unipol Gruppo SpA8622618
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147002 | FinVolution Group8622415
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147002 | Simplo Technology Co. Ltd.8622405
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147002 | Iveco Group NV8622616
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147002 | Credit Saison Co. Ltd.8622636
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147002 | Power Finance Corp. Ltd.8622604
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147002 | Celestica Inc.8622525
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147002 | Sankyo Co. Ltd.8622577
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147002 | Banca Monte dei Paschi di Siena SpA8622612
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147002 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147002 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147002 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147002 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147002 | China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147002 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147002 | India
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000147002 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000147002 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000147002 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147002 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000147002 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000147002 | Japan
Holdings [Line Items]
Percent of Net Asset Value	27.30%